Long-Term Debt (Details) - Schedule of Long-Term Debt - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Debt [Abstract]
Equipment financing	$ 4,022	$ 47,020
Vehicle loans		127
Total long-term debt	4,022	47,147
Less current portion of long-term debt	(4,022)	(43,054)
Non-current portion of long-term debt		$ 4,093